MERRILL LYNCH
                                                                SPECIAL VALUE
                                                                FUND, INC.

                               [GRAPHIC OMITTED]

                                                       STRATEGIC
                                                                Performance

                                                                Quarterly Report
                                                                June 30, 1998

MERRILL LYNCH SPECIAL VALUE FUND, INC.

DEAR SHAREHOLDER

During the quarter ended June 30, 1998, Merrill Lynch Special Value Fund, Inc. outperformed the unmanaged Russell 2000 Index. For the three months ended June 30, 1998, total returns for the Fund's Class A, Class B, Class C and Class D Shares were -3.00%, -3.28%, -3.26% and -3.05%, respectively, compared to the total return of -4.66% for the Russell 2000 Index. (Fund results do not reflect sales charges; results would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

Portfolio Matters

The Russell 2000 Index of small-capitalization stocks exhibited strength early in the June quarter, only to later reverse its gains as numerous companies pre-announced earnings that fell below analysts' expectations. Many of the earnings disappointments were the result of lower demand from Asian markets. Although small-capitalization companies generally obtain a lower percentage of revenue from overseas sources, they were especially hard-hit in the market sell-off as investors abandoned secondary stocks in favor of more liquid large-capitalization issues. Both the Dow Jones Industrial Average and the unmanaged Standard & Poor's 500 Composite Index (S&P 500) posted gains for the quarter ended June 30, 1998, while the Russell 2000 Index posted a loss. The -4.66% total return provided by the Russell 2000 Index fell significantly below the +3.30% total return provided by the S&P 500 for the June quarter.

Within the benchmark Russell 2000 Index, all economic sectors provided negative returns for the quarter ended June 30, 1998. The energy, healthcare and producer durables sectors posted the steepest declines, while the transportation and consumer discretionary sectors declined only slightly. The Fund's investment performance was hindered by overweighted investments in cyclical stocks and by underweighted investments in services stocks. Although sector positioning detracted from performance during the June quarter, the Fund's specific stock holdings sharply outperformed their respective sectors in the benchmark Russell 2000 Index.

Individual stocks that benefited the Fund's quarterly results included VISX Inc. and Telxon Corporation. Shares of VISX Inc., a developer of laser vision correction technologies, rallied sharply as first quarter earnings exceeded analysts' expectations and the company resolved a long-standing legal dispute. Sharp price appreciation and the large size of the investment position combined to make VISX Inc. a leading contributor to Fund performance during the June quarter. Shares of Telxon Corporation, a manufacturer of wireless and mobile transaction systems, were also strong on news that the company had received an unsolicited take-over offer from Symbol Technologies, Inc.

Fund performance was hindered by an investment in Danka Business Systems PLC. The company distributes and services office equipment including facsimile machines and copiers. Shares of Danka Business Systems were weak following a pre-announced revenue shortfall. We continue to hold the position and expect the stock to benefit from recent cost-cutting efforts and a sales force restructuring.

As small-capitalization stocks faltered in May, we actively accumulated investments where we believed the long-term earnings growth prospects were favorable. Sharp price declines in computer distribution and oil services stocks provided opportunities to increase existing positions and acquire new investments at attractive valuation levels. Meanwhile, we reduced investments in the biotechnology and leisure industries. The Fund closed the quarter with $1.2 billion in net assets and cash reserves of 11.8%.

Merrill Lynch Special Value Fund, Inc.                             June 30, 1998

Looking ahead, we are concerned about a potential slowdown in US economic growth. A weak domestic economy generally does not provide a favorable investment climate for small-capitalization stocks. However, relative valuations still favor small-capitalization stocks over large-capitalization stocks, and the earnings outlook remains favorable. March 1998 marked the fourth consecutive quarter in which earnings growth for the Russell 2000 Index exceeded large companies' earnings growth as measured by composite earnings for the S&P 500.

In Conclusion

We thank you for your continued investment in Merrill Lynch Special Value Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,

/s/ Arthur Zeikel
Arthur Zeikel
President

/s/ Daniel V. Szemis
Daniel V. Szemis
Senior Vice President and Portfolio Manager

July 30, 1998

   Merrill Lynch Special Value Fund, Inc.                          June 30, 1998

   PERFORMANCE DATA

   About Fund Performance

   Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

   None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

   Average Annual Total Return

                                     % Return Without             % Return With
                                       Sales Charge               Sales Charge**
   =============================================================================
   Class A Shares*
   =============================================================================
   Year Ended 6/30/98                     +16.28%                     +10.18%
   -----------------------------------------------------------------------------
   Five Years Ended 6/30/98               +18.88                      +17.61
   -----------------------------------------------------------------------------
   Ten Years Ended 6/30/98                +12.26                      +11.66
   -----------------------------------------------------------------------------
  *Maximum sales charge is 5.25%.
 **Assuming maximum sales charge.

   =============================================================================
                                        % Return                    % Return
                                      Without CDSC                 With CDSC**
   =============================================================================
   Class B Shares*
   Year Ended 6/30/98                     +15.09%                     +11.09%
   -----------------------------------------------------------------------------
   Five Years Ended 6/30/98               +17.67                      +17.67
   -----------------------------------------------------------------------------
   Inception (10/21/88)
   through 6/30/98                        +11.72                      +11.72
   -----------------------------------------------------------------------------
  *Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
 **Assuming payment of applicable contingent deferred sales charge.

   =============================================================================
                                        % Return                    % Return
                                      Without CDSC                  With CDSC**
   =============================================================================
   Class C Shares*
   -----------------------------------------------------------------------------
   Year Ended 6/30/98                     +15.08%                     +14.08%
   -----------------------------------------------------------------------------
   Inception (10/21/94)
   through 6/30/98                        +20.33                      +20.33
   -----------------------------------------------------------------------------
  *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
 **Assuming payment of applicable contingent deferred sales charge.

   =============================================================================
                                    % Return Without              % Return With
                                      Sales Charge                Sales Charge**
   =============================================================================
   Class D Shares*
   -----------------------------------------------------------------------------
   Year Ended 6/30/98                     +15.98%                     + 9.89%
   -----------------------------------------------------------------------------
   Inception (10/21/94)
   through 6/30/98                        +21.27                      +19.51
   -----------------------------------------------------------------------------
  *Maximum sales charge is 5.25%.
 **Assuming maximum sales charge.

Merrill Lynch Special Value Fund, Inc.                             June 30, 1998

PERFORMANCE DATA (concluded)

Results of a $1,000 Investment Since Inception--Class A Shares

(5.25% sales charge--$947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions)

                               [GRAPHIC OMITTED:
  A mountain chart depicting the growth of an investment in the Fund's Class A
       Sahres from $947.50 on May 5, 1978 to $7,383.11 on June 30, 1998.]

Recent Performance Results

                                                                                     Ten Years/
                                                  12 Month          3 Month        Since Inception
                                                Total Return      Total Return      Total Return
======================================================================================================
ML Special Value Fund, Inc. Class A Shares*        +16.28%           -3.00%            +217.94%
------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class B Shares*        +15.09            -3.28             +192.82
------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class C Shares*        +15.08            -3.26             + 97.95
------------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class D Shares*        +15.98            -3.05             +103.75
------------------------------------------------------------------------------------------------------
Russell 2000 Index**                               +16.51            -4.66      +257.42/+260.82/+90.96
======================================================================================================

 * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/inception dates are: Class A Shares, ten years ended 6/30/98; Class B Shares, 10/21/88; and Class C and Class D Shares, 10/21/94.
** An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates. Ten years/since inception total returns are: for the ten years ended 6/30/98; from 10/21/88 to 6/30/98; and from 10/21/94 to 6/30/98, respectively.

Merrill Lynch Special Value Fund, Inc.                             June 30, 1998

SCHEDULE OF INVESTMENTS

                  Shares                                                                               Percent of
Sector*            Held              Stocks                             Cost              Value        Net Assets
-----------------------------------------------------------------------------------------------------------------
Auto & Transportation
-----------------------------------------------------------------------------------------------------------------
                 233,400   Air Express International Corp.          $  4,125,817      $  6,243,450         0.5%
                 431,300   Circle International Group, Inc.           11,191,474        12,076,400         1.0
                 214,986   Envirosource, Inc.                          5,478,283         3,762,250         0.3
                 428,500   Landair Services, Inc.                      4,216,915        12,747,875         1.1
                 350,500   Meritor Automotive, Inc.                    7,707,445         8,412,000         0.7
               1,270,000   Miller Industries, Inc.                    11,486,697         9,842,500         0.9
                 434,800   Walbro Corp.                                8,254,004         6,141,550         0.5
                                                                    ------------      ------------        ----
                                                                      52,460,635        59,226,025         5.0
-----------------------------------------------------------------------------------------------------------------
Consumer Discretionary
-----------------------------------------------------------------------------------------------------------------
               1,316,600   APAC Teleservices, Inc.                    12,311,900         7,693,881         0.6
                  10,104   Alfin, Inc.                                     5,052            11,999         0.0
                   1,317   Alfin, Inc. (Preferred) (a)                         0            24,259         0.0
               1,121,700   Au Bon Pain Company, Inc. (Class A)         7,525,064        12,338,700         1.0
                 317,000   Boise Cascade Office Products Corp.         5,252,744         4,913,500         0.4
                 202,400   Broderbund Software, Inc.                   3,844,008         4,617,250         0.4
                 635,000   Caribiner International, Inc.              13,946,493        11,112,500         0.9
               1,358,000   Danka Business Systems PLC (ADR) (b)       25,951,171        16,041,375         1.3
                 226,600   Dover Downs Entertainment, Inc.             5,661,752         7,024,600         0.6
                 130,100   Global DirectMail Corp.                     2,818,693         1,642,513         0.1
                 326,600   HA-LO Industries, Inc.                      4,476,002        10,165,425         0.9
               1,030,000   Heilig-Meyers Company                      14,472,716        12,681,875         1.1
                 295,400   ITI Technologies, Inc.                      4,273,172         8,363,513         0.7
                 900,800   Micro Warehouse, Inc.                      10,674,708        13,962,400         1.2
               1,538,040   Midway Games, Inc.                         23,296,757        24,031,875         2.0
                 700,500   Norton McNaughton, Inc.                    10,056,576         4,553,250         0.4
               1,284,800   Paxson Communications Corporation1          3,894,938        15,578,200         1.3
                 527,700   SITEL Corporation                           4,675,234         3,496,013         0.3
                 506,500   Sodak Gaming, Inc.                          6,191,644         3,165,625         0.3
                 467,800   Unitog Company                             10,972,168        10,291,600         0.9
                 651,600   WMS Industries, Inc.                        1,911,075         2,728,575         0.2
                                                                    ------------      ------------        ----
                                                                     182,211,867       174,438,928        14.6
-----------------------------------------------------------------------------------------------------------------
Energy
-----------------------------------------------------------------------------------------------------------------
                 222,200   Barrett Resources Corp.                     6,950,418         8,318,613         0.7
                 559,900   Benton Oil & Gas Co.                        8,510,720         5,948,938         0.5
                 385,000   Forcenergy, Inc.                            8,623,882         6,857,813         0.6
                 420,000   Key Energy Group, Inc.                      6,488,857         5,512,500         0.5
                 457,844   Louis Dreyfus Natural Gas Corp.             7,397,649         8,670,421         0.7
                 483,500   Newpark Resources, Inc.                     6,144,795         5,378,937         0.4
                 308,391   Plains Resources, Inc.                      1,806,983         5,512,489         0.5
                 140,000   Plains Resources, Inc.                      1,461,553         2,511,250         0.2
                 175,100   Stone Energy Corporation                    6,163,019         6,226,994         0.5
                 341,700   Tom Brown, Inc.                             4,564,569         6,428,231         0.5
                                                                    ------------      ------------        ----
                                                                      58,112,445        61,366,186         5.1
=================================================================================================================

Merrill Lynch Special Value Fund, Inc.                             June 30, 1998

                  Shares                                                                               Percent of
Sector*            Held              Stocks                             Cost              Value        Net Assets
-----------------------------------------------------------------------------------------------------------------
Financial Services
-----------------------------------------------------------------------------------------------------------------
                  80,050   American National Insurance Co.          $  6,324,332      $  8,425,263         0.7%
                 204,000   BISYS Group, Inc. (The)                     6,590,354         8,364,000         0.7
                 320,260   Charter One Financial, Inc.                 2,619,886        10,788,759         0.9
                 173,500   HCC Insurance Holdings, Inc.                2,877,362         3,817,000         0.3
                 120,000   National Data Corporation                   4,431,553         5,250,000         0.4
                 310,000   PXRE Corp.                                  6,393,111         9,300,000         0.8
                                                                    ------------      ------------        ----
                                                                      29,236,598        45,945,022         3.8
-----------------------------------------------------------------------------------------------------------------
Healthcare
-----------------------------------------------------------------------------------------------------------------
                 272,835   AXYS Pharmaceuticals, Inc.                  2,547,239         1,909,845         0.2
                 110,200   Biomatrix, Inc.                             1,630,776         4,518,200         0.4
                 267,100   COR Therapeutics, Inc.                      2,579,398         3,706,013         0.3
                 196,000   DVI, Inc.                                   4,359,633         4,998,000         0.4
                 265,000   EndoSonics Corp.                            2,464,338         1,590,000         0.1
                 424,000   Genome Therapeutics Corp.                   3,619,214         1,908,000         0.2
                 785,500   HCIA, Inc.                                  9,621,062        10,113,313         0.8
                 454,600   Magainin Pharmaceuticals, Inc.              4,779,299         2,415,063         0.2
                 413,300   Magellan Health Services, Inc.              9,780,009        10,487,487         0.9
               1,144,500   MedPartners, Inc.                          11,432,963         9,156,000         0.8
                 538,000   NABI, Inc.                                  3,708,502         1,630,812         0.1
                 347,400   NeoRx Corp.                                 2,201,611         1,715,287         0.1
                 152,000   Neurogen Corporation                        2,017,552         2,698,000         0.2
                 222,400   Pharmaceutical Product Development, Inc.    2,863,578         4,892,800         0.4
                 143,300   Pharmacopeia, Inc.                          2,582,582         2,042,025         0.2
                 574,500   Ramsay Health Care, Inc.                    3,830,632         1,149,000         0.1
                 300,850   Scios, Inc.                                 1,387,073         2,670,044         0.2
                 139,500   Sierra Health Services, Inc.                2,866,479         3,513,656         0.3
                 959,000   VISX Inc.                                  21,236,713        57,060,500         4.8
                                                                    ------------      ------------        ----
                                                                      95,508,653       128,174,045        10.7
-----------------------------------------------------------------------------------------------------------------
Integrated Oils
-----------------------------------------------------------------------------------------------------------------
                 319,600   Basin Exploration, Inc.                     5,483,309         5,632,950         0.5
-----------------------------------------------------------------------------------------------------------------
Materials & Processing
-----------------------------------------------------------------------------------------------------------------
                 497,900   ACX Technologies, Inc.                     10,605,253        10,829,325         0.9
                 500,000   Apogee Enterprises, Inc.                    5,946,645         7,656,250         0.6
                 638,277   BHA Group, Inc. (Class A)                   7,083,102        10,531,570         0.9
                 289,200   Castle (A.M.) & Company                     5,157,844         6,362,400         0.5
                 329,500   Citation Corp.                              4,725,918         6,590,000         0.6
                 705,000   Commonwealth Industries, Inc.              12,360,443         7,050,000         0.6
                 425,000   Dan River, Inc. (Class A)                   6,396,243         7,225,000         0.6
                 253,300   Giant Cement Holding, Inc.                  2,523,757         7,250,712         0.6
                 264,000   Inland Steel Industries, Inc.               7,692,626         7,441,500         0.6
                 938,600   Insituform Technologies, Inc. (Class A)     6,994,439        12,993,744         1.1

Merrill Lynch Special Value Fund, Inc.                             June 30, 1998

                  Shares                                                                               Percent of
Sector*            Held              Stocks                             Cost              Value        Net Assets
-----------------------------------------------------------------------------------------------------------------
Materials & Processing (concluded)
-----------------------------------------------------------------------------------------------------------------
                  30,600   Intermet Corporation                     $    550,800      $    554,625         0.0%
                 264,700   Novamerican Steel, Inc.                     3,072,685         2,051,425         0.2
                 522,000   Paxar Corp.                                 7,495,480         6,003,000         0.5
                 191,400   Quanex Corp.                                5,375,408         5,801,812         0.5
                 208,900   Ryerson Tull, Inc. (Class A)                2,807,419         4,282,450         0.4
                 585,000   Shiloh Industries, Inc.                     7,889,761        11,846,250         1.0
                 253,500   Wolverine Tube, Inc.                        7,470,047         9,633,000         0.8
                 846,677   Zemex Corporation                           7,282,851         7,408,424         0.6
                                                                    ------------      ------------        ----
                                                                     111,430,721       131,511,487        11.0
-----------------------------------------------------------------------------------------------------------------
Miscellaneous
-----------------------------------------------------------------------------------------------------------------
               1,609,700   Mercer International, Inc.                 21,053,577        16,046,697         1.3
               1,097,750   Metromedia International Group, Inc.       12,821,044        13,104,391         1.1
                 282,800   Primark Corporation                         7,834,882         8,855,175         0.7
                 528,000   Scott Technologies, Inc. (Class A)          7,351,804         7,722,000         0.7
                                                                    ------------      ------------        ----
                                                                      49,061,307        45,728,263         3.8
-----------------------------------------------------------------------------------------------------------------
Producer Durables
-----------------------------------------------------------------------------------------------------------------
                 171,300   AGCO Corp.                                  4,212,749         3,522,356         0.3
                 235,000   Allen Telecom, Inc.                         3,766,514         2,731,875         0.2
                 419,600   Applied Industrial Technologies, Inc.       8,937,144         8,628,025         0.7
                 586,200   B.I., Inc.                                  5,366,809         5,495,625         0.5
                 711,600   Brown & Sharpe Manufacturing Company
                           (Class A)                                   9,363,565         8,539,200         0.7
                 114,900   CUNO, Incorporated                          1,579,875         2,484,712         0.2
                 808,800   Comdial Corp.                               4,965,675         9,806,700         0.8
                 317,000   DONCASTERS PLC (ADR) (b)                    5,766,768         8,816,562         0.7
                 511,000   ESCO Electronics Corporation                8,934,284         9,709,000         0.8
                 243,675   General Cable Corp.                         3,411,450         7,036,116         0.6
                 107,100   Kennametal, Inc.                            4,825,389         4,471,425         0.4
                  35,300   Kent Electronics Corp.                        708,118           646,431         0.1
                 210,800   Nu Horizons Electronics Corp.               1,621,264         1,264,800         0.1
                 277,300   Oakwood Homes Corp.                         6,751,087         8,319,000         0.7
                 272,100   Ryland Group, Inc.                          3,984,616         7,142,625         0.6
                 422,400   Stewart & Stevenson Services, Inc.          9,571,351         7,603,200         0.6
                 518,750   TALX Corp.                                  4,385,624         2,885,547         0.3
                 344,230   Toll Brothers, Inc.                         7,579,704         9,875,098         0.8
                 149,200   Triumph Group, Inc.                         3,752,560         6,266,400         0.5
                                                                    ------------      ------------        ----
                                                                      99,484,546       115,244,697         9.6
=================================================================================================================

Merrill Lynch Special Value Fund, Inc.                             June 30, 1998

                  Shares                                                                               Percent of
Sector*            Held              Stocks                             Cost              Value        Net Assets
-----------------------------------------------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------------------------------------------
                 568,300   Alpha Industries, Inc.                   $  4,178,383      $  8,488,981         0.7%
                 497,100   Anixter International, Inc.                 7,849,509         9,475,969         0.8
                 599,700   Ardent Software, Inc.                       5,472,290         8,245,875         0.7
                 434,600   Bell Industries, Inc.                       6,923,368         4,943,575         0.4
                   9,700   Black Box Corporation                         320,100           321,919         0.0
                 467,387   Boole & Babbage, Inc.                       2,302,576        11,158,865         0.9
                 386,500   Brite Voice Systems, Inc.                   4,801,451         4,396,437         0.4
               1,372,500   CHS Electronics, Inc.                      20,921,464        24,533,437         2.0
                 833,150   C.P. Clare Corp.                            7,758,336         7,914,925         0.7
                 142,700   Cylink Corporation                          1,955,715         1,712,400         0.1
                 681,100   DII Group, Inc.                             8,003,637        11,621,269         1.0
                 830,000   DSP Communications, Inc.                    8,451,940        11,412,500         1.0
                 326,900   Hadco Corporation                          12,144,123         7,620,856         0.6
                 330,240   Harbinger Corp.                             4,402,009         7,987,680         0.7
                 277,800   Harmonic Lightwaves, Inc.                   4,352,061         4,271,175         0.4
                 536,000   IKOS Systems, Inc.                          4,698,851         2,093,750         0.2
                  85,000   Information Resources Inc.                  1,516,803         1,572,500         0.1
                 512,700   Learning Company, Inc. (The)                6,571,267        15,188,737         1.3
               1,222,800   Mentor Graphics Corporation                12,490,597        12,915,825         1.1
                 650,000   Network Equipment Technologies, Inc.        8,691,403        10,196,875         0.9
                 726,550   Phoenix Technologies Ltd.                   9,776,393         9,263,512         0.8
                 465,300   Planar Systems, Inc.                        5,361,635         4,885,650         0.4
                 348,000   Platinum Technology, Inc.                   8,589,306         9,939,750         0.8
                 585,000   Rational Software Corporation               8,467,621         8,921,250         0.7
                 595,100   Read-Rite Corporation                       5,734,613         5,393,094         0.4
                 277,000   Software Spectrum, Inc.                     5,550,546         5,609,250         0.5
                 151,717   Sterling Commerce, Inc.                     3,430,396         7,358,274         0.6
                 269,400   Storage Technology Corp.                    2,591,422        11,685,225         1.0
               1,165,200   Structural Dynamics Research Corp.         22,444,540        26,945,250         2.2
               1,232,700   Sybase, Inc.                               17,535,228         8,590,378         0.7
                 530,300   Telxon Corporation                          5,933,519        17,168,462         1.4
                 227,900   TriQuint Semiconductor, Inc.                4,630,484         4,330,100         0.4
                                                                    ------------      ------------        ----
                                                                     233,851,586       286,163,745        23.9
-----------------------------------------------------------------------------------------------------------------
Utilities
-----------------------------------------------------------------------------------------------------------------
                 569,600   Applied Digital Access, Inc.                4,238,174         2,848,000         0.2
=================================================================================================================
                           Total Stocks                              921,079,841     1,056,279,348        88.2
=================================================================================================================

Merrill Lynch Special Value Fund, Inc.                             June 30, 1998


SCHEDULE OF INVESTMENTS (concluded)

                            Face                                                                                          Percent of
                           Amount              Issue                                    Cost                Value         Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper**      $20,000,000   Corporate Receivables Corp., 5.55%
                                      due 7/01/1998                                $   20,000,000      $   20,000,000         1.7%
                         25,000,000   Countrywide Home Loans, Inc., 5.53%
                                      due 7/23/1998                                    24,915,514          24,915,514         2.1
                         25,000,000   Edison Asset Securitization Corp., 5.57%
                                      due 7/10/1998                                    24,965,188          24,965,188         2.1
                         16,354,000   General Motors Acceptance Corp., 6.50%
                                      due 7/01/1998                                    16,354,000          16,354,000         1.3
                         24,965,000   Lexington Parker Capital Co. LLC, 5.57%
                                      due 7/01/1998                                    24,965,000          24,965,000         2.1
                         25,000,000   Republic Industries, Inc., 5.53%
                                      due 7/16/1998                                    24,942,396          24,942,396         2.1
                         10,000,000   Transamerica Finance Corp., 5.51%
                                      due 8/11/1998                                     9,937,247           9,937,247         0.8
====================================================================================================================================
                                      Total Short-Term Securities                     146,079,345         146,079,345        12.2
====================================================================================================================================
Total Investments                                                                  $1,067,159,186       1,202,358,693       100.4
                                                                                   ==============
Liabilities in Excess of Other Assets                                                                      (5,334,513)       (0.4)
                                                                                                       --------------       -----
Net Assets                                                                                             $1,197,024,180       100.0%
                                                                                                       ==============       =====
====================================================================================================================================
Net Asset Value:        Class A--Based on net assets of $386,891,250 and
                        18,107,603 shares outstanding                                                  $        21.37
                                                                                                       ==============
                        Class B--Based on net assets of $611,064,643 and
                        30,040,237 shares outstanding                                                  $        20.34
                                                                                                       ==============
                        Class C--Based on net assets of $70,757,671 and
                        3,512,098 shares outstanding                                                   $        20.15
                                                                                                       ==============
                        Class D--Based on net assets of $128,310,616 and
                        6,024,818 shares outstanding                                                   $        21.30
                                                                                                       ==============
====================================================================================================================================

  * Holdings are classified into the economic sectors found in the Russell 2000 Index.
 ** Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
(a) Security represents 14.5% cumulative preferred stock. For each share of preferred stock, the Fund will receive an annual dividend of approximately
    9.43 shares of common stock.
(b) American Depositary Receipts (ADR).

Merrill Lynch Special Value Fund, Inc.                             June 30, 1998

PORTFOLIO INFORMATION

As of June 30, 1998

                                     Percent of
Top Ten Equity Holdings              Net Assets

VISX Inc............................     4.8%
Structural Dynamics Research Corp...     2.2
CHS Electronics, Inc................     2.0
Midway Games, Inc...................     2.0
Telxon Corporation..................     1.4
Mercer International, Inc...........     1.3
Danka Business Systems PLC (ADR)....     1.3
Paxson Communications Corporation...     1.3
Learning Company, Inc. (The)........     1.3
Micro Warehouse, Inc................     1.2

Sectors Represented                  Percent of
in the Portfolio                     Net Assets

Technology..........................    23.9%
Consumer Discretionary..............    14.6
Materials & Processing..............    11.0
Healthcare..........................    10.7
Producer Durables...................     9.6
Energy..............................     5.1
Auto & Transportation...............     5.0
Financial Services..................     3.8
Miscellaneous.......................     3.8
Integrated Oils.....................     0.5
Utilities...........................     0.2

 Equity Portfolio Changes for the Quarter
 Ended June 30, 1998

 Additions

 Alfin, Inc.
 Black Box Corporation
 Broderbund Software, Inc.
 Caribiner International, Inc.
 DVI, Inc.
 Information Resources Inc.
 Intermet Corporation
 Kent Electronics Corp.
*Lone Star Steakhouse & Saloon, Inc.
 Midway Games, Inc.
 Newpark Resources, Inc.
 Pharmacopeia, Inc.
 Platinum Technology, Inc.
 Rational Software Corporation
 Read-Rite Corporation
 Scott Technologies, Inc. (Class A)
 TriQuint Semiconductor, Inc.

 Deletions

 Axiom, Inc.
 J. Baker, Inc.
 Business Objects S.A. (ADR)
 Callaway Golf Company
 Cameron Ashley Building Products, Inc.
 Cephalon, Inc.
 Cheesecake Factory (The)
 Civic Bancorp, Inc.
 Department 56, Inc.
 Farah, Inc.
 Figgie International, Inc. (Class A)
 Fingerhut Companies, Inc.
 Foamex International, Inc.
 Identix, Inc.
 Isolyser Company, Inc.
*Lone Star Steakhouse & Saloon, Inc.
 MasTec, Inc.
 MathSoft, Inc.
 Metromail Corp.
 New Horizons Worldwide, Inc.
 Ostex International, Inc.
 QuickResponse Services, Inc.
 Reliastar Financial Corp.
 Southern Energy Homes, Inc.
 Trenwick Group, Inc.
 Viking Office Products, Inc.
 Vivus, Inc.
 Waddell & Reed Financial, Inc.
 Wang Laboratories, Inc.
 West Teleservices Corp.
 Wonderware Corporation

*Added and deleted in the same quarter.

Merrill Lynch Special Value Fund, Inc.                             June 30, 1998

OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Daniel V. Szemis, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Special Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          #10253--6/98

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